INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,
	2023	2024
Finished goods	$142,183	$21,729
Work in progress	191,569	127,614
Raw materials	183,149	245,315
Less: inventory write down	(153,938)	(103,629)
Total	$362,963	$291,029

The write-down made for inventories were US$310,159, US$153,938 and US$103,629 for the years ended December 31, 2022, 2023 and 2024, respectively.